Schedule of maturity analysis of operating lease payments (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 7,715,451	$ 60,051,675	$ 74,417,038
Less: portion classified as current lliabilities	(4,045,398)	(31,486,548)	(38,148,743)
Non-current liabilities	3,670,053	28,565,127	36,268,295
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	4,045,398	31,486,548	38,148,743
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 3,670,053	$ 28,565,127	$ 36,268,295